CONDENSED STATEMENTS OF OPERATIONS - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021
OPERATING EXPENSES
General and administrative	$ 2,182,149	$ 11,634	$ 832,564
Total expenses	2,182,149	11,634	832,564
OTHER INCOME
Interest income on investments held in Trust Account	10,202		3,001
Total other income	10,202		3,001
NET LOSS	$ (2,171,947)	$ (11,634)	$ (829,563)
Redeemable Ordinary Shares
OTHER INCOME
Basic weighted average shares outstanding of ordinary shares	12,500,000		4,284,703
Diluted weighted average shares outstanding of ordinary shares	12,500,000		4,284,703
Basic net loss per share	$ (0.14)	$ 0.00	$ (0.11)
Diluted net loss per share	$ (0.14)	$ 0.00	$ (0.11)
Non-redeemable Ordinary Shares
OTHER INCOME
Basic weighted average shares outstanding of ordinary shares	3,187,500	2,875,000	3,171,069
Diluted weighted average shares outstanding of ordinary shares	3,125,000	2,875,000	3,171,069
Basic net loss per share	$ (0.14)	$ 0.00	$ (0.11)
Diluted net loss per share	$ (0.14)	$ 0.00	$ (0.11)